Note 11 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss	$ 7,400
Additions other than through business combinations, property, plant and equipment	118,936	[1]	$ 140,728	[2]
Disposals, property, plant and equipment	14,900		2,600
Net gains (losses) on disposals of property, plant and equipment	900		(1,100)
Gold from Oksut Mine before obtaining commercial production [member]
Statement Line Items [Line Items]
Proceeds included in profit or loss in accordance with paragraph 20A of IAS 16 that relate to items produced that are not output of entity's ordinary activities			$ 6,900
Kumtor mine [Member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	95,700
Decrease through loss of control of subsidiary, property, plant and equipment	$ 629,400

[1]	Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.
[2]	Excludes additions to property, plant and equipment related to discontinued operations of $258.4 million.